Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Schedule of compensation to key management personnel [Table Text Block]
($000s)	2019	2018
Compensation of directors:
Directors fees	408	342
Stock-based compensation	1,011	707
	1,419	1,049

Compensation of key management personnel:
Salaries and consulting fees	4,892	4,416
Stock-based compensation	3,506	2,971
	8,398	7,387
	9,817	8,436